Short-Term Borrowings And Long-Term Debt	12 Months Ended
Mar. 31, 2012
Short-Term Borrowings And Long-Term Debt

9. SHORT-TERM BORROWINGS AND LONG-TERM DEBT

Short-term borrowings are comprised of notes payable to banks of ¥63,623 million and commercial paper of ¥6,000 million at March 31, 2012. Short-term borrowings are comprised of notes payable to banks of ¥76,642 million at March 31, 2011.

Stated annual interest rates on short-term borrowings ranged primarily from 0.10% to 5.90% and from 0.47% to 6.10% at March 31, 2012 and 2011, respectively. The weighted average interest rates on such short-term borrowings at March 31, 2012 and 2011 were 0.99% and 1.45%, respectively.

Available committed lines of credit with certain banks totaled ¥20,000 million both at March 31, 2012 and 2011. The terms of committed lines of credit are one year. The Company had no outstanding borrowings as of March 31, 2012 and 2011 related to committed lines of credit.

Long-term debt is comprised of the following:

(¥ in millions)
At March 31:	Due in years ending March 31:	2012	2011
Unsecured bonds (interest rate):
Yen notes (floating rate 0.70%)	2012	¥—	¥4,000
Yen notes (floating rate 0.70%)	2013	4,000	4,000
Yen notes (floating rate 0.69%)	2013	2,000	2,000
Yen notes (floating rate 0.45%)	2013	5,000	5,000
NOK notes (floating rate 9.68%)	2013	4,597	—
SEK notes (fixed rate 9.32%)	2013	1,237	—
U.S.$ notes (floating rate 1.00%)	2013	3,896	4,050
Yen notes (fixed rate 1.54%)	2013	10,000	10,000
Yen notes (fixed rate 1.27%)	2013	10,000	10,000
Yen notes (fixed rate 1.53%)	2015	10,000	10,000
U.S.$ notes (floating rate 0.55%)	2015	3,892	—
U.S.$ notes (floating rate 0.72%)	2016	3,885	—
U.S.$ notes (floating rate 0.82%)	2016	2,719	—
Loans, principally from banks and insurance companies, maturing on various dates through 2020:
Collateralized		30,999	17,322
Unsecured		196,047	207,826
Capital lease obligations		3,340	3,118

Total		291,612	277,316
Less: current portion		(107,210)	(85,556)

		¥184,402	¥191,760

Both fixed and floating rates were included in the interest rates of the long-term loans from banks and insurance companies. The weighted average rates at March 31, 2012 and 2011 were 1.68% and 1.82%, respectively.

The following table presents the annual maturities of long-term debt at March 31, 2012:

(¥ in millions)
Years ending March 31:
2013	¥107,210
2014	58,800
2015	76,941
2016	28,828
2017	19,045
2018 and thereafter	788

Total	¥291,612

Assets pledged as collateral are comprised of the following:

(¥ in millions)
At March 31:	2012	2011
Trade accounts receivable	¥—	¥1,403
Short-term finance receivables	14,716	8,575
Other current assets *1	273	162
Long-term finance receivables	20,688	10,871
Property, plant, and equipment	1,749	6,100

Total	¥37,426	¥27,111

*1	Other current assets represent the restricted cash which is pledged as collateral in accordance with the terms of borrowing.

The above assets were pledged against the following liabilities:

(¥ in millions)
At March 31:	2012	2011
Short-term borrowings	¥669	¥4,710
Current portion of long-term debt	12,800	7,345
Long-term debt	18,199	9,977

Total	¥31,668	¥22,032

Both short-term and long-term bank loans are made under general agreements which provide that security and guarantees for future indebtedness will be given upon request of the bank, and that the bank has the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank. Long-term agreements with lenders other than banks also generally provide that the Company must give additional security upon request of the lender.

There are restrictive covenants related to the borrowings including negative pledges, rating trigger and minimum net worth. The rating trigger states that the Company shall keep or be higher than the “BBB—”rating by Rating and Investment Information, Inc. The minimum net worth covenant states that total equity be maintained at more than ¥477.0 billion on the consolidated financial statement basis and more than ¥303.1 billion on the separate financial statement basis (the parent company’s). The Company is in compliance with these restrictive covenants at March 31, 2012.